SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Preferred stock - warrant [Member]
Liabilities:
Liabilities - Carrying Amount	$ 120,000
Convertible Notes Payable [Member]
Liabilities:
Liabilities - Carrying Amount	2,000,000	$ 2,000,000
Cash [Member]
Assets:
Assets - Carrying Amount	758,000	5,517,000
Fair Value, Inputs, Level 1 [Member] | Preferred stock - warrant [Member]
Liabilities:
Liabilities - Carrying Amount	0
Fair Value, Inputs, Level 1 [Member] | Convertible Notes Payable [Member]
Liabilities:
Liabilities - Carrying Amount	0	0
Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Assets:
Assets - Carrying Amount	758,000	5,517,000
Fair Value, Inputs, Level 2 [Member] | Preferred stock - warrant [Member]
Liabilities:
Liabilities - Carrying Amount	0
Fair Value, Inputs, Level 2 [Member] | Convertible Notes Payable [Member]
Liabilities:
Liabilities - Carrying Amount	29,000	90,000
Fair Value, Inputs, Level 2 [Member] | Cash [Member]
Assets:
Assets - Carrying Amount	0	0
Fair Value, Inputs, Level 3 [Member] | Preferred stock - warrant [Member]
Liabilities:
Liabilities - Carrying Amount	120,000
Fair Value, Inputs, Level 3 [Member] | Convertible Notes Payable [Member]
Liabilities:
Liabilities - Carrying Amount	0	0
Fair Value, Inputs, Level 3 [Member] | Cash [Member]
Assets:
Assets - Carrying Amount	0	$ 0
Preferred stock -conversion feature [Member]
Liabilities:
Liabilities - Carrying Amount	150,000
Preferred stock -conversion feature [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Liabilities - Carrying Amount	0
Preferred stock -conversion feature [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Liabilities - Carrying Amount	0
Preferred stock -conversion feature [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Liabilities - Carrying Amount	$ 150,000